Advances for Vessels and Drillships under Construction and Acquisitions	12 Months Ended
Dec. 31, 2014
Advances for Vessels and Rigs under Construction and Acquisitions [Abstract]
Advances for Vessels and Drillshipss under Construction and Acquisitions
6. Advances for Vessels and Drillships under Construction and Acquisitions: The amounts shown in the accompanying consolidated balance sheets include milestone payments relating to the drillships building contracts with the shipyards, supervision costs and any material related expenses incurred during the construction periods, all of which are capitalized in accordance with the accounting policy discussed in Note 2. As of December 31, 2013 and 2014, the movement of the advances for vessels and drillships under construction and acquisitions are set forth below:

	December 31,
	2013	2014
Balance at beginning of year	$1,201,807	$679,008
Advances for drillships under construction and related costs	1,279,281	691,755
Cancellation of vessel acquisitions	-	(15,240)
Vessels' impairment charge	(43,490)	-
Vessels/drillships delivered	(1,758,590)	(731,539)
Balance at end of year	$679,008	$623,984

On April 12, 2011, the Company concluded an order with an established Chinese shipyard for two 176,000 dwt drybulk vessels, namely hull number H1241 and H1242, for an aggregated price of $54,164 per vessel. On March 26, 2013, the Company concluded two Memoranda of Agreements with an unrelated party for the sale of the Capesize newbuildings, Hull 1241 and Hull 1242, for a sale price of $71,000 in the aggregate. An impairment loss of $31,617 in the aggregate, was recognized in 2013 as a result of the reduction of the vessels' carrying amount to their fair value. In addition, an amount of $10,245 related to this agreement was paid in 2013 and included in "Contract termination fees and other" in the consolidated financial statements. On May 23, 2013 and June 17, 2013, Hull 1241 and Hull 1242, were delivered to their new owners, respectively.

On December 16, 2011, the Company placed an order for four 75,900 dwt Panamax ice class bulk vessels, namely hull number H1259, H1260, H1261 and H1262, with Jiangsu Rongsheng Heavy Industries, for a price of $34,000 each. On August 24, 2014, the Company agreed with Jiangsu Rongsheng Heavy Industries to cancel the construction of the four newbuilding Ice class Panamax vessels. On September 2, 2014, the Company received in connection with the cancellation of these newbuilding contracts all installments previously paid to the shipyard of $11,560, plus interest, which resulted to a loss of $1,307 recognized in the consolidated statement of operations for the year ended December 31, 2014.

In connection with OceanFreight's acquisition, the Company acquired the orders for five Very Large Ore Carriers, or VLOCs with an established Chinese shipyard. On September 10, 2012, the vessel Fakarava was delivered to the Company while on May 23, 2013 and June 18, 2013, the Company took delivery of its newbuilding VLOC's Negonego (ex. H1229) and Rangiroa (ex. H1228), respectively. During March 2013, the Company accepted an offer from an entity affiliated with Mr. George Economou, the Company's Chairman, President and Chief Executive Officer (Note 4), for the novation of the shipbuilding contracts of two VLOC under construction, Hull 1239 and Hull 1240, scheduled for delivery during the fourth quarter 2013 and the first quarter 2014, respectively. An impairment loss of $11,873 in the aggregate, was recognized in 2013, as a result of the reduction of the vessels carrying amount to their fair value. In addition, due to the novation agreements, which were signed on April 17, 2013, an amount of $18,305 was paid in 2013 and included in "Contract termination fees and other" in the consolidated financial statements.

On November 22, 2010, the Company placed an order for twelve tanker vessels (six Aframax and six Suezmax), with an established Korean shipyard, for a total consideration of $771,000. On January 18, 2011, March 23, 2011, April 29, 2011 and October 7, 2011, the Company took delivery of its newbuilding tankers Saga, Vilamoura, Daytona and Belmar, respectively. On January 3, 2012, April 25, 2012 and May 31, 2012, the Company took delivery of its newbuilding tankers Calida, Lipari and Petalidi, respectively, while on January 8, 2013, January 15, 2013 and January 31, 2013, the Company took delivery of its newbuilding tankers Alicante, Mareta and Bordeira. On December 27, 2012, the Company entered into two novation agreements with an unrelated party for the sale of the remaining two newbuilding tankers Esperona and Blanca. The total cost of $41,339, including capitalized expenses, included in "Contract termination fees and other " in the accompanying 2012 consolidated statement of operations consists mainly of the forfeiture of $19,939 in deposits (including capitalized expenses) for the acquisition of the tanker vessels already made by the Company and $10,700 in cash consideration for each newbuilding tanker.

On April 18, 2011, April, 27, 2011, June 23, 2011 and September 20, 2012, pursuant to the option contract with Samsung Heavy Industries Co Ltd. ("Samsung"), the Company's majority owned subsidiary, Ocean Rig exercised four of its six newbuilding drillship options, and entered into building contracts for four seventh generation ultra-deepwater drillships, namely the Ocean Rig Mylos, the Ocean Rig Skyros, the Ocean Rig Athena, and the Ocean Rig Apollo for a total contractual cost of approximately $608,000 per drillship for the initial three and $683,000 for the fourth. The Ocean Rig Mylos, the Ocean Rig Skyros, the Ocean Rig Athena and the Ocean Rig Apollo were delivered on August 19, 2013, December 20, 2013, March 24, 2014 and March 5, 2015, respectively.

On August 30, 2013, Drillship Santorini Owners Inc., a wholly owned subsidiary of Ocean Rig, the Company's majority owned subsidiary, signed a contract to construct the Ocean Rig Santorini, a 7th generation ultra deepwater drillship at Samsung Heavy Industries. This 7th generation drillship is a sister ship to the Ocean Rig Skyros, the Ocean Rig Athena and the Ocean Rig Apollo. The Ocean Rig Santorini, which is equipped with two blow-out preventers and the Company has advanced $127,000 to the yard, is scheduled to be delivered in June 2016. The total project cost is estimated to be approximately $644,000.

On April 8, 2014, two contracts between Drillship Crete Owners Inc. and Drillship Amorgos Owners Inc., two wholly owned subsidiaries of Ocean Rig, the Company`s majority owned subsidiary and Samsung Heavy Industries Co., Ltd ("Samsung") became effective for the construction of two seventh generation new integrated design drillships at Samsung and paid $76,600 as first installment to the yard for each of the new drillships, which are equipped with two blow-out preventers. The drillships are scheduled to be delivered to the Company in February 2017 and June 2017, respectively. The total project cost is approximately $728,000, per drillship.